Intangible Assets	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 — INTANGIBLE ASSETS

The following table sets forth the intangible assets, including accumulated amortization as of February 29, 2020:

	February 29, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4 years	$1,023,118	$238,728	$784,390
Trademarks	Indefinite	866,000	-	866,000
Customer contracts	10 years	594,000	-	594,000
Internet domain	2 years	3,000	1,167	1,833
		$2,486,118	$239,895	$2,246,223

Amortization expense for the nine months ended February 29, 2020 and February 28, 2019 was $154,218 and $0, respectively.

NOTE 5 - INTANGIBLE ASSETS

The following tables set forth the intangible assets, including accumulated amortization as of May 31, 2019:

	May 31, 2019
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$85,260	$937,858
Trademarks	Indefinite	588,000	-	588,000
Internet domain	2.50 years	3,000	417	2,583
		$1,614,118	$85,677	$1,528,441

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2019:

	2020	2021	2022	2023	2024	Thereafter	Total
Non-Competes	$204,624	$204,624	$204,624	$204,624	$119,362	$-	$937,858
Internet domain	1,000	1,000	583	-	-	-	2,583
Total	$205,624	$205,624	$205,207	$204,624	$119,362	$-	$940,441

Amortization expense for the years ended May 31, 2019 and 2018 was $85,677 and $0, respectively.